Provisions And Contingent Liabilities	9 Months Ended
Jul. 31, 2024
Provisions And Contingent Liabilities [Abstract]
Provisions and Contingent Liabilities
NOTE 19: PROVISIONS AND CONTINGENT

LIABILITIES
Other than as described below, there have been no new

significant events or transactions except

as previously identified in Note 26 of

the Bank’s 2023 Annual
Consolidated Financial Statements.
(a)

RESTRUCTURING
The Bank continued to undertake certain

measures in the third quarter of 2024 to reduce

its cost base and achieve greater efficiency. In connection with these measures, the Bank incurred $ 110

million and $
566

million of restructuring charges during

the three and nine months ended July 31,

2024, respectively. The
restructuring costs primarily relate to: (i)

employee severance and other personnel-related

costs recorded as provisions and (ii) real estate

optimization mainly
recorded as a reduction to buildings.
(b)

LEGAL AND REGULATORY MATTERS
Other than as described below, there have been no new

significant legal and regulatory matters, and

no significant developments to the matters

previously
identified in Note 26 of the Bank’s 2023 Annual

Consolidated Financial Statements.
In the ordinary course of business, the Bank

and its subsidiaries are involved in various

legal and regulatory actions, including

but not limited to civil claims and
lawsuits, regulatory examinations, investigations,

audits, and requests for information by

governmental, regulatory and self-regulatory

agencies and law
enforcement authorities in various jurisdictions,

in respect of our businesses and compliance

programs. The Bank establishes provisions

when it becomes
probable that the Bank will incur a loss and

the amount can be reliably estimated. The

Bank also estimates the aggregate range of reasonably

possible losses
(RPL) in its legal and regulatory actions (that

is, those which are neither probable nor

remote), in excess of provisions. As at

July 31, 2024, the Bank’s RPL is from
zero

to approximately $
1.33

billion (October 31, 2023 – from
zero

to approximately $
1.44

billion). The Bank’s provisions and RPL

represent the Bank’s best
estimates based upon currently available information

for actions for which estimates can be made,

but there are a number of factors that

could cause the Bank’s
provisions and/or RPL to be significantly different

from its actual or RPL. For example, the Bank’s

estimates involve significant judgment due

to the varying stages
of the proceedings, the existence of multiple defendants

in many proceedings whose share of liability

has yet to be determined, the numerous

yet-unresolved
issues in many of the proceedings, some of

which are beyond the Bank’s control and/or involve

novel legal theories and interpretations,

the attendant uncertainty
of the various potential outcomes of such

proceedings, and the fact that the underlying

matters will change from time to time. In addition,

some actions seek very
large or indeterminate damages.
In connection with the civil and criminal investigations

into the Bank’s U.S.
Bank Secrecy Act
(BSA)/anti-money laundering (AML) program

by its U.S. prudential
regulators, the Financial Crimes Enforcement

Network (FinCEN) and the U.S. Department

of Justice (DOJ),

and in anticipation of a global resolution,

which will
include monetary and non-monetary penalties,

the Bank has taken a further provision of $
3.57

billion (US$
2.60

billion) to reflect the Bank’s current estimate of

the
total fines related to these matters. In the second

quarter of 2024, the Bank took an initial

provision of $
615

million (US$
450

million) in connection with its
discussions with one of its U.S. regulators

related to this matter. The Bank expects that a global resolution will be finalized by calendar year end.
The Bank has been named as a defendant

in four overlapping proposed class action lawsuits

purporting to be brought on behalf of

shareholders alleging that its
disclosure with respect to its U.S. AML program

has been misleading. None of these proposed

class actions have been certified or granted leave

to proceed by the
court, and losses or damages cannot be estimated

at this time.
The Bank and certain of its subsidiaries have

resolved the investigations by the Securities

and Exchange Commission (SEC) and

the Commodity Futures
Trading Commission (CFTC) concerning compliance

with records preservation requirements relating

to business communications exchanged on

unapproved
electronic channels. The Bank and its subsidiaries

in the aggregate paid penalties totaling

US$
124.5

million, for which the Bank is fully provisioned,

and agreed to
various other customary terms similar to those

imposed on other financial institutions

that have resolved similar investigations.

On May 31, 2024, the claims against the Bank

were dismissed with prejudice in
Rotstain v. Trustmark National Bank, et al . On June 3, 2024, the United States
Supreme Court denied R. Allen Stanford’s request

for rehearing regarding the denial of his petition

for a writ of certiorari in which he challenged

the settlement in
this action. This brings to a close the Stanford

litigation in the United States.

In the second quarter of 2024, the Bank and

certain of its subsidiaries reached a settlement

in principle relating to a civil matter, pursuant to which

the Bank
recorded a provision of $ 274

million.
In management’s opinion, based on its current

knowledge and after consultation with counsel,

the ultimate disposition of these actions, individually

or in the
aggregate, will not have a material adverse

effect on the consolidated financial condition

or the consolidated cash flows of the Bank.

However, because of the
factors listed above, as well as other uncertainties

inherent in litigation and regulatory matters,

there is a possibility that the ultimate resolution

of legal or regulatory
actions may be material to the Bank’s consolidated

results of operations for any particular

reporting period.